UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -----------------------

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           ---------------------------------------------
Address:   300 Atlantic Street, 7th Floor
           ---------------------------------------------
           Stamford, CT 06901
           ---------------------------------------------

Form 13F File Number: 028-11244
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kamunting Street Management, L.L.C.
        -----------------------------------------
Title:  Allan C. Teh, Managing Member
        -----------------------------------------
Phone:  203-541-4250
        -----------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Allan C. Teh                   Stamford, CT                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:         $63,685
                                         --------------
                                         (in thousands)


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number              Name
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ANNALY CAP MGMT INC          NOTE 4.000% 2/1  035710AA0   17,147 15,000,000 PRN      SOLE                15,000,000      0    0
CENTRAL EUROPEAN MEDIA       NOTE 5.000%11/1  153443AH9    8,400 12,000,000 PRN      SOLE                12,000,000      0    0
DRYSHIPS INC                 SHS              Y2109Q101    2,115    903,641 SH       SOLE                   903,641      0    0
EASTMAN KODAK CO             NOTE 7.000% 4/0  277461BJ7    2,750 10,000,000 PRN      SOLE                10,000,000      0    0
FUELCELL ENERGY INC          COM              35952H106       22     26,783 SH       SOLE                    26,783      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      687     86,326 SH       SOLE                    86,326      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    1,001     86,326 SH       SOLE                    86,326      0    0
GENERAL MTRS CO              COM              37045V100    9,686    479,958 SH       SOLE                   479,958      0    0
ICAHN ENTERPRISES LP/CORP    FRNT        8/1  451102AB3   18,794 20,100,000 PRN      SOLE                20,100,000      0    0
SOLARFUN POWER HOLDINGS CO L NOTE 3.500% 1/1  83415UAB4    1,890  3,635,000 PRN      SOLE                 3,635,000      0    0
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1  86800CAE4    1,193  3,000,000 PRN      SOLE                 3,000,000      0    0